Significant Accounting Policies - Basis of preparation (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Significant Accounting Policies
Current assets	$ 109,353	$ 180,960	$ 163,215
Current liabilities	186,743	$ 512,562	$ 196,082
Working capital position	$ (77,390)

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).